Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Cash dividend declared (in dollars per share)	$ 0.2675	$ 0.2625	$ 0.2625
Purchase of treasury stock (in shares)	81,940	574,256	22,364
Sale of treasury stock (in shares)	274,671	299,290	398,431